July 19, 2005

VIA HAND DELIVERY AND EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549-0404

Attention: Jeffrey Riedler

Re:	Republic Companies Group, Inc.

Amendment #1 Registration Statement on Form S-1 filed June 27, 2005

File No. 333-124758

Dear Mr. Riedler,

On behalf of Republic Companies Group, Inc., a Delaware corporation (the “Company”), we transmit herewith Amendment No. 2 to the Company’s Registration Statement on Form S-1 originally filed with the Securities and Exchange Commission on May 10, 2005 (the “Registration Statement”). By this letter, on behalf of the Company, we provide responses to the comment of the staff of the Securities and Exchange Commission (the “Staff”) in its letter dated July 11, 2005 (the “Comment Letter”), relating to the Company’s Registration Statement. For ease of reference, the heading and numbered paragraph below corresponds to the heading and comment specified in the Comment Letter, with the Staff’s comment presented in bold italicized text. We are also forwarding, via courier, a copy of this letter and three (3) courtesy copies of Amendment No. 2 to the Registration Statement as filed on July 19, 2005 in paper format marked to show changes from the Registration Statement.

Vinson & Elkins LLP Attorneys at Law Austin Beijing Dallas Dubai Houston London Moscow New York Tokyo Washington	Trammell Crow Center, 2001 Ross Avenue, Suite 3700 Dallas, TX 75201-2975 Tel 214.220.7700 Fax 214.220.7716 www.velaw.com

July 19, 2005 Page 2

FORM S-1

Notes to Consolidated and Combined Financial Statements

Note (2) Organization and Acquisition, Page F-11

1.	We have reviewed your response to comment number 48. Please cite the specific accounting literature used by management to justify recording the “discounted present value of the future underwriting profits embedded in the acquired unearned premium reserves, plus the investment earnings associated with the assets supporting the unearned premium reserve and resulting loss reserves” as an asset upon acquisition.

In response to the Staff’s comment, we note, on behalf of the Company, that the Company originally recorded the fair value adjustment of the acquired unearned premium reserves in accordance with the guidance of the Financial Accounting Standards Board (“FASB”) recorded in the minutes of their March 24, 2004 meeting (the “March 24th Meeting”) at which the FASB indicated that an expanded presentation that presents the fair value adjustment as a separate component in the financial statements is preferred. In addition, the Company’s presentation was consistent with that of other public companies who recently employed a similar accounting treatment in the financial statements included in their recent public offering filings. Accordingly, the Company and its advisors believed that this approach reflected an appropriate and acceptable accounting treatment.

After receiving guidance from the Staff, however, the Company learned that the Staff does not consider the statements made at the March 24th Meeting as constituting Generally Accepted Accounting Principals absent a more formal action by the FASB. Accordingly, while the Company believes that its original approach better reflects the FASB’s intended accounting treatment, the Company has revised the disclosure in the Registration Statement as appropriate to accommodate the Staff’s comment.

July 19, 2005 Page 3

Please contact me at (214) 220-7837 or Mark Kelly at (713) 758-4592 with any questions regarding the foregoing response.

Very truly yours,

/s/ Michael B. Mayes
Michael B. Mayes

cc:	Parker W. Rush, Republic Companies Group, Inc.

Michael E. Ditto, Esq., Republic Companies Group, Inc.

T. Mark Kelly, Esq., Vinson & Elkins L.L.P.

Jeffrey A. Chapman, Esq., Vinson & Elkins L.L.P.

Ethan T. James, Esq., Davis, Polk & Wardwell